POST BALANCE SHEET EVENTS - COMPANY STATEMENT OF CASH FLOWS (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss before tax	£ (194,592)	£ 39,271	£ 1,442
Adjustments for:
Share of loss from associate	4,872	1,198
Foreign exchange movements	(17,250)	589	271
Share based payment expense	4,928	1,938	332
Working capital changes:
(Increase)/decrease in trade and other receivables	(15,250)	(13,628)	(90)
Increase/(decrease) in trade and other payables	(83,021)	12,289	(2,107)
Net cash generated/(used in) from operating activities	(70,663)	(27,817)	2,520
Investing activities
Net cash generated from/(used in) investing activities	5,543	(137,564)	(1,055)
Financing activities
Proceeds from debt issue - net of issue costs		26,908
Proceeds from shares issued - net of issue costs		134,684	1,550
Net cash (used in) generated from financing activities	68,055	175,133	425
Net (decrease) increase in cash and cash equivalents	2,935	9,752	1,890
Cash and cash equivalents at beginning of period	11,803	2,051	161
Cash and cash equivalents at end of period	16,662	11,803	2,051
Company - net debt reconciliation
Non-current loans and borrowings	(21,492)	(3,391)
Cash and cash equivalents	16,662	11,803	£ 2,051
Net assets	£ (44,200)	£ 65,400